                          SHORT-TERM INVESTMENTS TRUST

                               TREASURY PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                        Supplement dated October 21, 2003
       to the Statement of Additional Information dated December 18, 2002 as supplemented January 24, 2003, April 17, 2003 and June 12, 2003

The following information replaces in their entirety the section appearing under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSONS" and the section appearing under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional Information:

                                TRUSTEE
      "NAME, YEAR OF BIRTH      AND/OR
      AND POSITION(s) HELD      OFFICER                                                      OTHER TRUSTEESHIP(s)
         WITH THE TRUST          SINCE        PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS      HELD BY TRUSTEE
     ------------------------ ------------ ------------------------------------------------ ----------------------
     INTERESTED PERSONS

     Robert H. Graham(1) --      1986      Director and Chairman, A I M Management Group    None
     1946                                  Inc. (financial services holding company);
     Trustee, Chairman and                 Director and Vice Chairman, AMVESCAP PLC and
     President                             Chairman of AMVESCAP PLC - AIM Division
                                           (parent of AIM and a global investment
                                           management firm)

                                           Formerly: President and Chief Executive
                                           Officer, A I M Management Group Inc.;
                                           Director, Chairman and President, A I M
                                           Advisors, Inc. (registered investment
                                           advisor); Director and Chairman, A I M Capital
                                           Management, Inc. (registered investment
                                           advisor), A I M Distributors, Inc. (registered
                                           broker dealer), AIM Investment Services, Inc.,
                                           (registered transfer agent), and Fund
                                           Management Company (registered broker dealer);
                                           and Chief Executive Officer, AMVESCAP PLC -
                                           Managed Products

     Mark H. Williamson(2) --    2003      Director, President and Chief Executive          None
     1951                                  Officer, A I M Management Group Inc.
     Trustee and Executive                 (financial services holding company);
     Vice President                        Director, Chairman and President, A I M
                                           Advisors, Inc. (registered investment
                                           advisor); Director, A I M Capital Management,
                                           Inc. (registered investment advisor) and A I M
                                           Distributors, Inc. (registered broker dealer),
                                           Director and Chairman, AIM Investment
                                           Services, Inc., (registered transfer agent),
                                           and Fund Management Company (registered broker
                                           dealer); and Chief Executive Officer, AMVESCAP
                                           PLC - AIM


----------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson was elected Executive Vice President of the Trust on March 4, 2003.

                                TRUSTEE
      "NAME, YEAR OF BIRTH      AND/OR
      AND POSITION(s) HELD      OFFICER                                                      OTHER TRUSTEESHIP(s)
         WITH THE TRUST          SINCE        PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS      HELD BY TRUSTEE
     ------------------------ ------------ ------------------------------------------------ ----------------------
                                           Division (parent of AIM and a global
                                           investment management firm)

                                           Formerly:  Director, Chairman, President and
                                           Chief Executive Officer, INVESCO Funds Group,
                                           Inc.; and INVESCO Distributors, Inc.; Chief
                                           Executive Officer, AMVESCAP PLC - Managed
                                           Products; Chairman and Chief Executive Officer
                                           of NationsBanc Advisors, Inc.; and Chairman of
                                           NationsBanc Investments, Inc.

     INDEPENDENT TRUSTEES

     Bob R. Baker - 1936         2003      Consultant                                       None
     Trustee
                                           Formerly:  President and Chief Executive
                                           Officer, AMC Cancer Research Center; and
                                           Chairman and Chief Executive Officer, First
                                           Columbia Financial Corporation

     Frank S. Bayley -- 1939     2001      Of Counsel, law firm of Baker & McKenzie         Badgley Funds, Inc.
     Trustee                                                                                (registered
                                                                                            investment company)

     James T. Bunch - 1942       2003      Co-President and Founder, Green, Manning &       None
     Trustee                               Bunch Ltd., (investment banking firm); and
                                           Director, Policy Studies, Inc. and Van Gilder
                                           Insurance Corporation

                                           Formerly:  General Counsel and Director,
                                           Boettcher & Co.; and Chairman and Managing
                                           Partner, law firm of Davis, Graham & Stubbs

     Bruce L. Crockett --        1993      Chairman, Crockett Technology Associates         ACE Limited
     1944                                  (technology consulting company)                  (insurance company);
     Trustee                                                                                and Captaris, Inc.
                                                                                            (unified messaging
                                                                                            provider)

     Albert R. Dowden --         2000      Director of a number of public and private       Cortland Trust, Inc.
     1941                                  business corporations, including the Boss        (Chairman)
     Trustee                               Group, Ltd. (private investment and              (registered
                                           management) and Magellan Insurance Company       investment company);

                                           Formerly:  Director, President and Chief         Annuity and Life Re
                                           Executive Officer, Volvo Group North America,    (Holdings), Ltd.
                                           Inc.; Senior Vice President, AB Volvo; and       (insurance company)
                                           director of various affiliated Volvo companies

     Edward K. Dunn, Jr. --      1998      Formerly: Chairman, Mercantile Mortgage Corp.;   None
     1935                                  President and Chief Operating Officer,
     Trustee                               Mercantile-Safe Deposit & Trust Co.; and
                                           President, Mercantile Bankshares Corp.

                          SHORT-TERM INVESTMENTS TRUST

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                        Supplement dated October 21, 2003
       to the Statement of Additional Information dated December 18, 2002 as supplemented January 24, 2003, April 17, 2003 and June 12, 2003

The following information replaces in their entirety the section appearing under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSONS" and the section appearing under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional Information:

                                TRUSTEE
      "NAME, YEAR OF BIRTH      AND/OR                                                             OTHER
      AND POSITION(s) HELD      OFFICER                                                         TRUSTEESHIP(s)
         WITH THE TRUST          SINCE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS       HELD BY TRUSTEE
     ------------------------ ------------ ------------------------------------------------ ----------------------
     INTERESTED PERSONS

     Robert H. Graham(1) --      1986      Director and Chairman, A I M Management Group    None
     1946                                  Inc. (financial services holding company);
     Trustee, Chairman and                 Director and Vice Chairman, AMVESCAP PLC and
     President                             Chairman of AMVESCAP PLC - AIM Division
                                           (parent of AIM and a global investment
                                           management firm)

                                           Formerly: President and Chief Executive
                                           Officer, A I M Management Group Inc.;
                                           Director, Chairman and President, A I M
                                           Advisors, Inc. (registered investment
                                           advisor); Director and Chairman, A I M Capital
                                           Management, Inc. (registered investment
                                           advisor), A I M Distributors, Inc. (registered
                                           broker dealer), AIM Investment Services, Inc.,
                                           (registered transfer agent), and Fund
                                           Management Company (registered broker dealer);
                                           and Chief Executive Officer, AMVESCAP PLC -
                                           Managed Products

     Mark H. Williamson(2) --    2003      Director, President and Chief Executive          None
     1951                                  Officer, A I M Management Group Inc.
     Trustee and Executive                 (financial services holding company);
     Vice President                        Director, Chairman and President, A I M
                                           Advisors, Inc. (registered investment
                                           advisor); Director, A I M Capital Management,
                                           Inc. (registered investment advisor) and A I M
                                           Distributors, Inc. (registered broker dealer),
                                           Director and Chairman, AIM Investment
                                           Services, Inc., (registered transfer agent),
                                           and Fund Management Company (registered broker
                                           dealer); and Chief Executive Officer, AMVESCAP
                                           PLC - AIM


----------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson was elected Executive Vice President of the Trust on March 4, 2003.

                                TRUSTEE
      "NAME, YEAR OF BIRTH      AND/OR                                                             OTHER
      AND POSITION(s) HELD      OFFICER                                                         TRUSTEESHIP(s)
         WITH THE TRUST          SINCE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS       HELD BY TRUSTEE
     ------------------------ ------------ ------------------------------------------------ ----------------------
                                           Division (parent of AIM and a global
                                           investment management firm)

                                           Formerly:  Director, Chairman, President and
                                           Chief Executive Officer, INVESCO Funds Group,
                                           Inc.; and INVESCO Distributors, Inc.; Chief
                                           Executive Officer, AMVESCAP PLC - Managed
                                           Products; Chairman and Chief Executive Officer
                                           of NationsBanc Advisors, Inc.; and Chairman of
                                           NationsBanc Investments, Inc.

     INDEPENDENT TRUSTEES

     Bob R. Baker - 1936         2003      Consultant                                       None
     Trustee
                                           Formerly:  President and Chief Executive
                                           Officer, AMC Cancer Research Center; and
                                           Chairman and Chief Executive Officer, First
                                           Columbia Financial Corporation

     Frank S. Bayley --          2001      Of Counsel, law firm of Baker & McKenzie         Badgley Funds, Inc.
     1939                                                                                   (registered
     Trustee                                                                                investment company)

     James T. Bunch -            2003      Co-President and Founder, Green, Manning &       None
     1942                                  Bunch Ltd., (investment banking firm); and
     Trustee                               Director, Policy Studies, Inc. and Van Gilder
                                           Insurance Corporation

                                           Formerly:  General Counsel and Director,
                                           Boettcher & Co.; and Chairman and Managing
                                           Partner, law firm of Davis, Graham & Stubbs

     Bruce L. Crockett --        1993      Chairman, Crockett Technology Associates         ACE Limited
     1944                                  (technology consulting company)                  (insurance company);
     Trustee                                                                                and Captaris, Inc.
                                                                                            (unified messaging
                                                                                            provider)

     Albert R. Dowden --         2000      Director of a number of public and private       Cortland Trust, Inc.
     1941                                  business corporations, including the Boss        (Chairman)
     Trustee                               Group, Ltd. (private investment and              (registered
                                           management) and Magellan Insurance Company       investment company);

                                           Formerly:  Director, President and Chief         Annuity and Life Re
                                           Executive Officer, Volvo Group North America,    (Holdings), Ltd.
                                           Inc.; Senior Vice President, AB Volvo; and       (insurance company)
                                           director of various affiliated Volvo companies

     Edward K. Dunn, Jr.         1998      Formerly: Chairman, Mercantile Mortgage Corp.;   None
     -- 1935                               President and Chief Operating Officer,
     Trustee                               Mercantile-Safe Deposit & Trust Co.; and
                                           President, Mercantile Bankshares Corp.

                                TRUSTEE
      "NAME, YEAR OF BIRTH      AND/OR                                                             OTHER
      AND POSITION(s) HELD      OFFICER                                                         TRUSTEESHIP(s)
         WITH THE TRUST          SINCE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS       HELD BY TRUSTEE
     ------------------------ ------------ ------------------------------------------------ ----------------------
     Jack M. Fields --           1997      Chief Executive Officer, Twenty First Century    Administaff
     1952                                  Group, Inc. (government affairs company) and
     Trustee                               Texana Timber LP

     Carl Frischling --          1986      Partner, law firm of Kramer Levin Naftalis and   Cortland Trust, Inc.
     1937                                  Frankel LLP                                      (registered
     Trustee                                                                                investment company)

     Gerald J. Lewis -           2003      Chairman, Lawsuit Resolution Services (San       General Chemical
     1933                                  Diego, California)                               Group, Inc.,
     Trustee                                                                                Wheelabrator
                                           Formerly:  Associate Justice of the California   Technologies, Inc.
                                           Court of Appeals                                 (waste management
                                                                                            company), Fisher
                                                                                            Scientific, Inc.,
                                                                                            Henley
                                                                                            Manufacturing, Inc.
                                                                                            (laboratory
                                                                                            supplies), and
                                                                                            California Coastal
                                                                                            Properties, Inc.

     Prema Mathai-Davis          1998      Formerly: Chief Executive Officer, YWCA of the   None
     -- 1950                               USA
     Trustee

     Lewis F. Pennock --         1986      Partner, law firm of Pennock & Cooper            None
     1942
     Trustee

     Ruth H. Quigley --          2001      Retired                                          None
     1935
     Trustee

     Louis S. Sklar --           1989      Executive Vice President, Development and        None
     1939                                  Operations, Hines Interests Limited
     Trustee                               Partnership (real estate development company)

     Larry Soll, Ph.D. -         2003      Retired                                          Synergen Inc.
     1942                                                                                   (biotechnology
     Trustee                                                                                company) and Isis
                                                                                            Pharmaceuticals, Inc.

                          SHORT-TERM INVESTMENTS TRUST

                          GOVERNMENT & AGENCY PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                        Supplement dated October 21, 2003
       to the Statement of Additional Information dated December 18, 2002 as supplemented January 24, 2003, April 17, 2003 and June 12, 2003


The following information replaces in their entirety the section appearing under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSONS" and the section appearing under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional Information:

 "NAME, YEAR OF         TRUSTEE
   BIRTH AND             AND/OR                                                         OTHER
POSITION(s) HELD        OFFICER                                                     TRUSTEESHIP(s)
 WITH THE TRUST          SINCE     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS     HELD BY TRUSTEE
----------------        -------    -------------------------------------------     ---------------
INTERESTED PERSONS

Robert H. Graham(1)      1986      Director and Chairman, A I M Management         None
-- 1946                            Group Inc. (financial services holding
Trustee, Chairman                  company); Director and Vice Chairman,
and President                      AMVESCAP PLC and Chairman of AMVESCAP PLC -
                                   AIM Division (parent of AIM and a global
                                   investment management firm)

                                   Formerly: President and Chief Executive
                                   Officer, A I M Management Group Inc.;
                                   Director, Chairman and President, A I M
                                   Advisors, Inc. (registered investment
                                   advisor); Director and Chairman, A I M
                                   Capital Management, Inc. (registered
                                   investment advisor), A I M Distributors,
                                   Inc. (registered broker dealer), AIM
                                   Investment Services, Inc., (registered
                                   transfer agent), and Fund Management Company
                                   (registered broker dealer); and Chief
                                   Executive Officer, AMVESCAP PLC - Managed
                                   Products

Mark H. Williamson(2)    2003      Director, President and Chief Executive         None
-- 1951                            Officer, A I M Management Group Inc.
Trustee and                        (financial services holding company);
Executive Vice                     Director, Chairman and President, A I M
President                          Advisors, Inc. (registered investment
                                   advisor); Director, A I M Capital
                                   Management, Inc. (registered investment
                                   advisor) and A I M Distributors, Inc.
                                   (registered broker dealer), Director and
                                   Chairman, AIM Investment Services, Inc.,
                                   (registered transfer agent), and Fund
                                   Management Company (registered broker
                                   dealer); and Chief

----------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson was elected Executive Vice President of the Trust on March 4, 2003.

 "NAME, YEAR OF         TRUSTEE
   BIRTH AND             AND/OR                                                         OTHER
POSITION(s) HELD        OFFICER                                                     TRUSTEESHIP(s)
 WITH THE TRUST          SINCE     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS     HELD BY TRUSTEE
----------------        -------    -------------------------------------------     ---------------
                                   Executive Officer, AMVESCAP PLC - AIM
                                   Division (parent of AIM and a global
                                   investment management firm)

                                   Formerly: Director, Chairman, President and
                                   Chief Executive Officer, INVESCO Funds
                                   Group, Inc.; and INVESCO Distributors, Inc.;
                                   Chief Executive Officer, AMVESCAP PLC -
                                   Managed Products; Chairman and Chief
                                   Executive Officer of NationsBanc Advisors,
                                   Inc.; and Chairman of NationsBanc
                                   Investments, Inc.

INDEPENDENT TRUSTEES

Bob R. Baker -- 1936     2003      Consultant                                      None
Trustee
                                   Formerly: President and Chief Executive
                                   Officer, AMC Cancer Research Center; and
                                   Chairman and Chief Executive Officer, First
                                   Columbia Financial Corporation

Frank S. Bayley --       2001      Of Counsel, law firm of Baker & McKenzie        Badgley Funds, Inc.
1939                                                                               (registered
Trustee                                                                            investment
                                                                                   company)

James T. Bunch --        2003      Co-President and Founder, Green, Manning &      None
1942                               Bunch Ltd., (investment banking firm); and
Trustee                            Director, Policy Studies, Inc. and Van Gilder
                                   Insurance Corporation

                                   Formerly: General Counsel and Director,
                                   Boettcher & Co.; and Chairman and Managing
                                   Partner, law firm of Davis, Graham & Stubbs

Bruce L. Crockett --     1993      Chairman, Crockett Technology Associates        ACE Limited
1944                               (technology consulting company)                 (insurance
Trustee                                                                            company); and
                                                                                   Captaris, Inc.
                                                                                   (unified messaging
                                                                                   provider)

Albert R. Dowden --      2000      Director of a number of public and private       Cortland Trust, Inc.
1941                               business corporations, including the Boss        (Chairman)
Trustee                            Group, Ltd. (private investment and              (registered
                                   management) and Magellan Insurance Company       investment
                                                                                    company); Annuity
                                   Formerly: Director, President and Chief          and Life Re
                                   Executive Officer, Volvo Group North America,    (Holdings), Ltd.
                                   Inc.; Senior Vice President, AB Volvo; and       (insurance
                                   director of various affiliated Volvo             company)
                                   companies

 "NAME, YEAR OF         TRUSTEE
   BIRTH AND             AND/OR                                                         OTHER
POSITION(s) HELD        OFFICER                                                     TRUSTEESHIP(s)
 WITH THE TRUST          SINCE     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS     HELD BY TRUSTEE
----------------        -------    -------------------------------------------     ---------------
Edward K. Dunn, Jr.      1998      Formerly: Chairman, Mercantile Mortgage Corp.;  None
-- 1935                            President and Chief Operating Officer,
Trustee                            Mercantile-Safe Deposit & Trust Co.; and
                                   President, Mercantile Bankshares Corp.

Jack M. Fields --        1997      Chief Executive Officer, Twenty First Century   Administaff
1952                               Group, Inc. (government affairs company) and
Trustee                            Texana Timber LP

Carl Frischling --       1986      Partner, law firm of Kramer Levin Naftalis      Cortland Trust, Inc.
1937                               and Frankel LLP                                 (registered
Trustee                                                                            investment
                                                                                   company)

Gerald J. Lewis --       2003      Chairman, Lawsuit Resolution Services (San      General Chemical
1933                               Diego, California)                              Group, Inc.,
Trustee                                                                            Wheelabrator
                                   Formerly:  Associate Justice of the             Technologies, Inc.
                                   California Court of Appeals                     (waste management
                                                                                   company), Fisher
                                                                                   Scientific, Inc.,
                                                                                   Henley
                                                                                   Manufacturing, Inc.
                                                                                   (laboratory
                                                                                   supplies), and
                                                                                   California Coastal
                                                                                   Properties, Inc.


Prema Mathai-Davis       1998      Formerly: Chief Executive Officer, YWCA of      None
-- 1950                            the USA
Trustee

Lewis F. Pennock --      1986      Partner, law firm of Pennock & Cooper            None
1942
Trustee

Ruth H. Quigley --       2001      Retired                                          None
1935
Trustee

Louis S. Sklar --        1989      Executive Vice President, Development and        None
1939                               Operations, Hines Interests Limited
Trustee                            Partnership (real estate development
                                   company)

Larry Soll, Ph.D. --     2003      Retired                                         Synergen Inc.
1942                                                                               (biotechnology
Trustee                                                                            company) and Isis
                                                                                   Pharmaceuticals,
                                                                                   Inc.